Investment Securities (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities
Amortized Cost	$ 1,118	$ 1,294	$ 1,661
Gross Unrealized Gains	27	5	14
Gross Unrealized Losses	0	(5)	(3)
Fair Value	1,145	1,294	1,672
Held-to-maturity securities
Amortized Cost	1,211	1,268	0
Gross Unrealized Gains	26	0
Gross Unrealized Losses	0	(6)
Fair Value	1,237	1,262
Agency - Commercial
Available-for-sale securities
Amortized Cost	626	766	541
Gross Unrealized Gains	14	3	1
Gross Unrealized Losses	0	(3)	(2)
Fair Value	640	766	540
Agency - Residential
Available-for-sale securities
Amortized Cost	461	514	1,118
Gross Unrealized Gains	12	2	13
Gross Unrealized Losses	0	(2)	(1)
Fair Value	473	514	1,130
Municipal obligations
Available-for-sale securities
Amortized Cost	31	14	2
Gross Unrealized Gains	1	0	0
Gross Unrealized Losses	0	0	0
Fair Value	32	14	$ 2
Agency - Commercial
Held-to-maturity securities
Amortized Cost	635	634
Gross Unrealized Gains	12	0
Gross Unrealized Losses	0	(2)
Fair Value	647	632
Agency - Residential
Held-to-maturity securities
Amortized Cost	576	634
Gross Unrealized Gains	14	0
Gross Unrealized Losses	0	(4)
Fair Value	$ 590	$ 630